UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3003
                                   ------------


                         AXP TAX-FREE MONEY SERIES, INC.
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               (Exact name of registrant as specified in charter)


50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    12/31
                         --------------
Date of reporting period:    9/30
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

                               PORTFOLIO HOLDINGS

                                      FOR

                    RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND

                               AT SEPT. 30, 2005

Investments in Securities

RiverSource Tax-Exempt Money Market Fund

Sept. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Notes (99.6%)
Issue(b,c,d)           Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Alabama (4.5%)
Columbia Industrial Development Board
  Refunding Revenue Bonds
  Alabama Power Company Project
  V.R.D.N. Series 1995E
   10-01-22               2.90%            $2,800,000(e)            $2,800,000
Parrish Industrial Development Board
  Refunding Revenue Bonds
  Alabama Power Company Project
  V.R.D.N. Series 1994
   06-01-15               2.81              2,300,000(e)             2,300,000
Total                                                                5,100,000

Colorado (1.1%)
Moffat County
  Refunding Revenue Bonds
  Pacificorp Projects
  V.R.D.N. Series 1994
  (JP Morgan Chase Bank) AMBAC
   05-01-13               2.82              1,200,000(e)             1,200,000

District of Columbia (1.1%)
District of Columbia
  Revenue Bonds
  American Psychological Association
  V.R.D.N. Series 2003 (Bank of America)
   03-01-28               2.80              1,200,000(e)             1,200,000

Florida (4.4%)
Collier County Health Facilities Authority
  C.P.
   12-07-05               2.70              5,000,000                5,000,000

Georgia (5.5%)
City of Atlanta
  Revenue Bonds
  V.R.D.N. Series 2002C
  (Dexia Credit Local) FSA
   11-01-41               2.80              1,300,000(e)             1,300,000

Municipal Notes (continued)
Issue(b,c,d)           Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Georgia (cont.)
DeKalb County Hospital Authority
  Revenue Bonds
  DeKalb Medical Center Project
  V.R.D.N. Series 2003B
  (Wachovia Bank) FSA
   09-01-31               2.75%            $5,000,000(e)            $5,000,000
Total                                                                6,300,000

Illinois (12.4%)
City of Chicago
  Unlimited General Obligation Bonds
  Neighborhoods Alive 21
  V.R.D.N. Series 2002B
  (Lloyds TSB Group) MBIA
   01-01-37               2.75              5,100,000(e)             5,100,000
County of Cook
  Unlimited General Obligation Bonds
  Capital Improvement
  V.R.D.N. Series 2002B
  (Landesbank Hessen-Thuringen Girozentrale)
   11-01-31               2.74              4,000,000(e)             4,000,000
Illinois International District
  Refunding Revenue Bonds
  V.R.D.N. Series 2003
  (LaSalle Bank)
   01-01-23               2.77              1,000,000(e)             1,000,000
State of Illinois
  Unlimited General Obligation Bonds
  V.R.D.N Series 2003B (Depfa Bank)
   10-01-33               2.79              4,000,000(e)             4,000,000
Total                                                               14,100,000

Indiana (1.8%)
Hammond
  Refunding Revenue Bonds
  Amoco Oil Project
  V.R.D.N. Series 1994
   02-01-22               2.83                300,000(e)               300,000

Municipal Notes (continued)
Issue(b,c,d)           Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Indiana (cont.)
  Indiana University
  Revenue Bonds
  V.R.D.N. Series 2000
   11-15-20               2.74%            $1,800,000(e)            $1,800,000
Total                                                                2,100,000

Kentucky (4.7%)
Newport
  Revenue Bonds
  V.R.D.N Series 2002 (US Bank)
   04-01-32               2.77              5,400,000(e)             5,400,000

Maryland (1.4%)
Maryland Health & Higher Educational Facilities Authority
  C.P. Series A
   10-11-05               2.57              1,600,000                1,600,000

Michigan (3.1%)
Detroit
  Revenue Bonds
  Senior Lien
  V.R.D.N. Series 2003B
  (Dexia Credit Local) FSA
   07-01-33               2.80              1,500,000(e)             1,500,000
University of Michigan
  Refunding Revenue Bonds
  University of Michigan Hospitals
  V.R.D.N. Series 1992A
   12-01-19               2.82              2,000,000(e)             2,000,000
Total                                                                3,500,000

Minnesota (11.1%)
Arden Hills
  Revenue Bonds
  Presbyterian Homes
  V.R.D.N. Series 1999B (US Bank)
   09-01-29               2.85                400,000(e)               400,000

See accompanying notes to investments in securities.

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1 -- RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- PORTFOLIO HOLDINGS
        AT SEPT. 30, 2005

Issue(b,c,d)           Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Minnesota (cont.)
Rochester Health Care Facilities
  C.P. Series 2000B
   10-05-05               2.64%            $5,000,000               $5,000,000
Southern Minnesota Municipal Power Agency
  C.P. Series B
   10-07-05               2.57              4,100,000                4,100,000
University of Minnesota
  Revenue Bonds
  V.R.D.N. Series 1999A
  (Landesbank Hessen-Thuringen Girozentrale)
   01-01-34               2.82              3,130,000(e)             3,130,000
Total                                                               12,630,000

Mississippi (1.9%)
County of Jackson
  Refunding Revenue Bonds
  Chevron USA Project
  V.R.D.N. Series 1992
   12-01-16               2.80              1,000,000(e)             1,000,000
County of Jackson
  Refunding Revenue Bonds
  Chevron USA Project
  V.R.D.N. Series 1993
   06-01-23               2.80              1,200,000(e)             1,200,000
Total                                                                2,200,000

Missouri (3.0%)
Missouri State Health & Educational Facilities Authority
  Revenue Bonds
  Washington University
  V.R.D.N. Series 1996A
  (Morgan Guaranty Trust)
   09-01-30               2.83              3,400,000(e)             3,400,000

Nebraska (3.2%)
Nebraska Public Power District
  C.P. Series A
   10-11-05               2.65              2,000,000                2,000,000
   10-11-05               2.68              1,600,000                1,600,000
Total                                                                3,600,000

Nevada (2.6%)
Las Vegas Valley Water District
  General Obligation
  C.P. Series 04-A
   12-08-05               2.72              3,000,000                3,000,000

Pennsylvania (4.0%)
Pennsylvania State Higher Educational Facilities Authority
  Refunding Revenue Bonds
  Carnegie Mellon University
  V.R.D.N. Series 1995A
  (Morgan Guaranty Trust)
   11-01-25               2.80              2,500,000(e)             2,500,000
Pennsylvania State Higher Educational Facilities Authority
  Refunding Revenue Bonds
  Carnegie Mellon University
  V.R.D.N. Series 1995B
  (Morgan Guaranty Trust)
   11-01-27               2.80              2,000,000(e)             2,000,000
Total                                                                4,500,000

Municipal Notes (continued)
Issue(b,c,d)           Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

South Carolina (2.0%)
South Carolina Public Service Authority
  C.P.
   11-10-05               2.62%            $2,300,000               $2,300,000

Tennessee (0.6%)
Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing
  Tennessee Municipal Bond Fund
  V.R.D.N. Series 2003 (Bank of America)
   01-01-33               2.82                400,000(e)               400,000
Montgomery County Public Building Authority
  Revenue Bonds
  Tennessee County Pooled Financing
  V.R.D.N. Series 2002 (Bank of America)
   04-01-32               2.82                300,000(e)               300,000
Total                                                                  700,000

Texas (13.0%)
City of Houston
  General Obligation C.P. Series D
   10-12-05               2.44              2,000,000                2,000,000
City of San Antonio
  Refunding Revenue Bonds
  Sub Lien
  V.R.D.N. Series 2003B
  (JPMorgan Chase Bank) MBIA
   05-15-33               2.75              3,940,000(e)             3,940,000
Dallas Area RAP Transit
  C.P. Series 2001
   10-06-05               2.52              5,200,000                5,200,000
Harris County Health Facilities Development Corporation
  Revenue Bonds
  Texas Childrens Hospital
  V.R.D.N. Series 1999B-1
  (JPMorgan Chase Bank) MBIA
   10-01-29               2.84                700,000(e)               700,000
Harris County Health Facilities Development Corporation
  Revenue Bonds
  YMCA of Greater Houston
  V.R.D.N. Series 1999 (Bank One Texas)
   07-01-34               2.81              1,400,000(e)             1,400,000
Port of Port Arthur Navigation District
  Refunding Revenue Bonds
  Texaco Project
  V.R.D.N. Series 1994
   10-01-24               2.84              1,700,000(e)             1,700,000
Total                                                               14,940,000

Utah (5.4%)
County of Carbon
  Refunding Revenue Bonds
  Pacificorp Projects
  V.R.D.N. Series 1994
  (JPMorgan Chase Bank) AMBAC
   11-01-24               2.82                700,000(e)               700,000

Municipal Notes (continued)
Issue(b,c,d)           Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Utah (cont.)
Emery County
  Refunding Revenue Bonds
  Pacificorp Projects
  V.R.D.N. Series 1994
  (Bank of Nova Scotia) AMBAC
   11-01-24               2.81%            $1,400,000(e)            $1,400,000
Intermountain Power Agency
  C.P. Series B-5
   10-05-05               2.59              4,000,000                4,000,000
Total                                                                6,100,000

Virginia (4.4%)
Chesapeake Hospital Authority
  Revenue Bonds
  Chesapeake General Hospital
  V.R.D.N. Series 2001A (SunTrust Bank)
   07-01-31               2.75              5,000,000(e)             5,000,000

Washington (2.5%)
Washington Higher Education Facilities Authority
  Revenue Bonds
  Seattle Pacific University Project
  V.R.D.N Series 2000B (Bank of America)
   10-01-30               2.68              2,800,000(e)             2,800,000

Wisconsin (3.8%)
City of Milwaukee
  Revenue Bonds
  Milwaukee Public Museum
  V.R.D.N. Series 2000 (Bank One)
   04-01-35               2.78              1,200,000(e)             1,200,000
Milwaukee Redevelopment Authority
  Revenue Bonds
  La Causa Project
  V.R.D.N. Series 2000 (US Bank Trust)
   12-01-20               2.75              3,180,000(e)             3,180,000
Total                                                                4,380,000

Wyoming (2.1%)
County of Sweetwater
  Refunding Revenue Bonds
  Pacificorp Projects
  V.R.D.N. Series 1994
  (JP Morgan Chase Bank) AMBAC
   11-01-24               2.81                500,000(e)               500,000
Uinta County
  Refunding Revenue Bonds
  Chevron USA Project
  V.R.D.N Series 1993
   08-15-20               2.80              1,900,000(e)             1,900,000
Total                                                                2,400,000

Total Investments in Securities
(Cost: $113,450,000)(f)                                           $113,450,000

See accompanying notes to investments in securities.

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2 -- RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- PORTFOLIO HOLDINGS
        AT SEPT. 30, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2005.

(b)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.      --    Alternative Minimum Tax

      B.A.N.      --    Bond Anticipation Note

      C.P.        --    Commercial Paper

      R.A.N.      --    Revenue Anticipation Note

      T.A.N.      --    Tax Anticipation Note

      T.R.A.N.    --    Tax & Revenue Anticipation Note

      V.R.        --    Variable Rate

      V.R.D.B.    --    Variable Rate Demand Bond

      V.R.D.N.    --    Variable Rate Demand Note

(c) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA         --    ACA Financial Guaranty Corporation

      AMBAC       --    Ambac Assurance Corporation

      BIG         --    Bond Investors Guarantee

      CGIC        --    Capital Guaranty Insurance Company

      FGIC        --    Financial Guaranty Insurance Company

      FHA         --    Federal Housing Authority

      FNMA        --    Federal National Mortgage Association

      FHLMC       --    Federal Home Loan Mortgage Corporation

      FSA         --    Financial Security Assurance

      GNMA        --    Government National Mortgage Association

      MBIA        --    MBIA Insurance Corporation

      XLCA        --    XL Capital Assurance

(e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2005.

(f) Also represents the cost of securities for federal income tax purposes at Sept. 30, 2005.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

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3 -- RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- PORTFOLIO HOLDINGS
        AT SEPT. 30, 2005

                                                             S-6433-80 D (11/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP TAX-FREE MONEY SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          Nov. 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          Nov. 29, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          Nov. 29, 2005